Income taxes - Summary of Income (Loss) Before Income Taxes and the Provision for Current and Deferred Income Taxes Attributable (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Profit Loss Before Tax And Major Components Of Tax Expense Income [Abstract]
Income (loss) before income taxes:	¥ 1,473,726	¥ 1,268,662	¥ 1,274,496
Income tax expenses
Current	292,287	271,045	304,881
Deferred	21,552	17,123	(42,158)
Income tax expense, Total	¥ 313,839	¥ 288,168	¥ 262,723